GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Company's intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Gross carrying amount	¥ 140,000,000	¥ 135,000,000
Accumulated amortization/deduction	(93,763,889)	(76,113,889)
Net carrying amount	46,236,111	58,886,111
Trademark
Intangible assets
Gross carrying amount	84,000,000	79,000,000
Accumulated amortization/deduction	(43,208,333)	(34,891,667)
Net carrying amount	¥ 40,791,667	¥ 44,108,333
Weighted average amortization period	10 years	10 years
Non-compete arrangements
Intangible assets
Gross carrying amount	¥ 56,000,000	¥ 56,000,000
Accumulated amortization/deduction	(50,555,556)	(41,222,222)
Net carrying amount	¥ 5,444,444	¥ 14,777,778
Weighted average amortization period	6 years	6 years